Income Taxes - Additional Information (Details) - USD ($)	1 Months Ended	11 Months Ended
	Jan. 31, 2021	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Provision for federal income taxes	$ 0	$ 0
Valuation allowance	$ 909	8,235,946
Increase in valuation allowance		8,200,000
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards		29,800,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards		$ 8,800,000
Operating loss carryforwards, expiration year		2041